ASSETS HELD FOR SALE AND ACTIVELY MARKETED PROPERTY - Narrative (Details) - USD ($)	9 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Real Estate [Line Items]
Liabilities held for sale	$ 0	$ 0
Actively marketed property	55,887,000	45,778,000
Assets held for sale	1,653,000	$ 1,419,000
Sale of assets-held-for-sale	1,482,000
Hawaii Land
Real Estate [Line Items]
Gain on asset sales	7,000,000.0
Diversified Fresh Produce - Americas & ROW
Real Estate [Line Items]
Sale of assets-held-for-sale	600,000
Diversified Fresh Produce - EMEA
Real Estate [Line Items]
Gain on asset sales	100,000
Sale of assets-held-for-sale	900,000
Building Located In Europe | Diversified Fresh Produce - EMEA | Disposal Group, Held-for-sale, Not Discontinued Operations
Real Estate [Line Items]
Net book value of disposal group assets	$ 1,700,000